Property and Equipment (Tables)	6 Months Ended
Jul. 31, 2013
Tables/Schedules [Abstract]
Schedule of Property, Plant and Equipment
	July 31, 2013	January 31, 2013
Office equipment	$5,474	$1,668
Furniture and fixtures	6,958	-
Sub-total	12,432	1,668
Accumulated depreciation	(647)	-
Property and equipment, net	$11,785	$1,668